Pay vs Performance Disclosure - USD ($)		4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2022	Apr. 24, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing information about the relationship between executive compensation actually paid to our PEO and the other NEOs (as calculated in accordance with Item 402(v) of Regulation S-K) and certain financial performance measures.
The following table shows the total compensation for our NEOs for the past three fiscal years as set forth in the Summary Compensation Table, the compensation actually paid (“CAP”) to our first PEO (Joseph DeVivo, Chief Executive Officer from 4/24/2023 to the present), our second PEO (Jonathan Rothberg, Interim Chief Executive Officer from 12/31/2022 to 4/24/2023), third PEO (Todd Fruchterman, Chief Executive Officer from 2/1/2021 to 12/30/2022), and, on an average basis, our other NEOs (in each case, as determined under SEC rules), our total shareholder return (“TSR”) and our net income.

Fiscal Year (a)(1)	SCT Total For PEO1 (b)(2)	CAP For PEO1 (c)(3)	SCT Total For PEO2 (b)(2)	CAP For PEO2 (c)(3)	SCT Total For PEO3 (b)(2)	CAP For PEO3 (c)(3)	Average SCT Total for non-PEO NEOs (d)(4)	Average CAP For non-PEO NEOs (e)(3)	Value of Initial Fixed $100 Investment Based on TSR (f)(5)	Net Income ($M) (h)(6)
2024	$5,492,289	$16,274,997	—	—	—	—	$2,664,314	$7,129,198	$46.64	($72.5)
2023	$10,808,618	$6,531,285	$217,351	$127,089	—	—	$2,779,468	$1,254,662	$16.14	($133.7)
2022	—	—	$217,498	($1,412,374)	$6,640,611	($2,988,104)	$3,340,627	$2,187,065	$36.77	($168.7)

(1)
For 2024, Mr. DeVivo (“PEO1”) served as our only CEO and Ms. Getz and Mr. Cashman as our Other Non-PEO NEO’s. For 2023, Mr. DeVivo and Dr. Rothberg (“PEO2”) each served as our PEO during part of the year, and Ms. Getz and Mr. Stoica as our Other Non-PEO NEOs. For 2022, Dr. Rothberg and Dr. Fruchterman (“PEO3”) each served as our PEO during part of the year, and Ms. Getz and Mr. Stoica as our Other Non-PEO NEOs.

(2)	The dollar amounts reported in column (b) are the amounts of total compensation reported for our PEOs for each corresponding year in the “Total” column of the Summary Compensation Table.
(3)
The dollar amounts reported in columns (c) and (e) represent the amount of CAP as computed in accordance with SEC rules. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award. The following table details these adjustments:

Fiscal Year	Executives	SCT (a)	Grant Date Value of New Awards (b)	Year End Value of New Awards (i)	Change in Value of Prior Awards (ii)	Change in Value of Prior Awards Vested (iii)	Value of New Awards Vested (iv)	Changes in Value of Canceled Awards (v)	TOTAL Equity CAP (c)=(i)+(ii) +(iii)+ (iv)+(v)	CAP (d)=(a)- (b)+(c)
2024	PEO1	$5,492,289	($3,242,648)	$9,033,090	$3,861,334	$1,130,932	—	—	$14,025,356	$16,274,997
	Non-PEO NEOs	$2,664,314	($1,849,510)	$4,121,373	$952,100	$105,922	$1,134,999	—	$6,314,393	$7,129,198
2023	PEO1	$10,808,618	($9,117,333)	$2,912,000	—	—	$1,928,000	—	$4,840,000	$6,531,285
	PEO2	$217,351	($149,999)	$71,052	($6,054)	($5,262)	—	—	$59,737	$127,089
	PEO3	—	—	—	—	—	—	—	—	—
	Non-PEO NEOs	$2,779,468	($1,968,000)	$797,917	($523,556)	($104,291)	$273,125	—	$443,194	$1,254,662
2022	PEO1	—	—	—	—	—	—	—	—	—
	PEO2	$217,498	($149,998)	$118,648	($37,106)	($1,561,416)	—	—	($1,479,874)	($1,412,374)
	PEO3	$6,640,611	($3,645,155)	—	—	($4,873,998)	—	($1,109,562)	($5,983,560)	($2,988,104)
	Non-PEO NEOs	$3,340,627	($2,356,798)	$1,446,322	($189,039)	($54,046)	—	—	$1,203,236	$2,187,065

(a)	The dollar amounts reported in the Summary Compensation Table for the applicable year.
(b)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(c)	The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:
(i)	The year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the applicable year.
(ii)
The amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year.

(iii)	For awards granted in prior years that vest in the applicable year, the change in the fair value as of the vesting date from the end of the prior fiscal year.
(iv)	For awards granted in the applicable year that vest in the applicable year, the fair value as of the vesting date.
(v)	For awards that fail to meet the applicable vesting conditions in the applicable year, the fair value of awards at the end of the prior fiscal year.
The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant.
(4)
The dollar amounts reported in column (d) are the average amounts of total compensation reported for the other Non-PEO NEOs for each corresponding year in the “Total” column of the Summary Compensation Table.

(5)	TSR determined in column (f) is based on the value of an initial fixed investment of $100 in our Class A common stock on December 31, 2021.
(6)
The amounts in this column reflect net income as reported in the company’s Consolidated Statements of Operations and Comprehensive Loss in the Annual Report on Form 10-K for the fiscal year ended December 31, 2024.

Named Executive Officers, Footnote
(1)
For 2024, Mr. DeVivo (“PEO1”) served as our only CEO and Ms. Getz and Mr. Cashman as our Other Non-PEO NEO’s. For 2023, Mr. DeVivo and Dr. Rothberg (“PEO2”) each served as our PEO during part of the year, and Ms. Getz and Mr. Stoica as our Other Non-PEO NEOs. For 2022, Dr. Rothberg and Dr. Fruchterman (“PEO3”) each served as our PEO during part of the year, and Ms. Getz and Mr. Stoica as our Other Non-PEO NEOs.

Adjustment To PEO Compensation, Footnote
(3)
The dollar amounts reported in columns (c) and (e) represent the amount of CAP as computed in accordance with SEC rules. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award. The following table details these adjustments:

Fiscal Year	Executives	SCT (a)	Grant Date Value of New Awards (b)	Year End Value of New Awards (i)	Change in Value of Prior Awards (ii)	Change in Value of Prior Awards Vested (iii)	Value of New Awards Vested (iv)	Changes in Value of Canceled Awards (v)	TOTAL Equity CAP (c)=(i)+(ii) +(iii)+ (iv)+(v)	CAP (d)=(a)- (b)+(c)
2024	PEO1	$5,492,289	($3,242,648)	$9,033,090	$3,861,334	$1,130,932	—	—	$14,025,356	$16,274,997
	Non-PEO NEOs	$2,664,314	($1,849,510)	$4,121,373	$952,100	$105,922	$1,134,999	—	$6,314,393	$7,129,198
2023	PEO1	$10,808,618	($9,117,333)	$2,912,000	—	—	$1,928,000	—	$4,840,000	$6,531,285
	PEO2	$217,351	($149,999)	$71,052	($6,054)	($5,262)	—	—	$59,737	$127,089
	PEO3	—	—	—	—	—	—	—	—	—
	Non-PEO NEOs	$2,779,468	($1,968,000)	$797,917	($523,556)	($104,291)	$273,125	—	$443,194	$1,254,662
2022	PEO1	—	—	—	—	—	—	—	—	—
	PEO2	$217,498	($149,998)	$118,648	($37,106)	($1,561,416)	—	—	($1,479,874)	($1,412,374)
	PEO3	$6,640,611	($3,645,155)	—	—	($4,873,998)	—	($1,109,562)	($5,983,560)	($2,988,104)
	Non-PEO NEOs	$3,340,627	($2,356,798)	$1,446,322	($189,039)	($54,046)	—	—	$1,203,236	$2,187,065

(a)	The dollar amounts reported in the Summary Compensation Table for the applicable year.
(b)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(c)	The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:
(i)	The year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the applicable year.
(ii)
The amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year.

(iii)	For awards granted in prior years that vest in the applicable year, the change in the fair value as of the vesting date from the end of the prior fiscal year.
(iv)	For awards granted in the applicable year that vest in the applicable year, the fair value as of the vesting date.
(v)	For awards that fail to meet the applicable vesting conditions in the applicable year, the fair value of awards at the end of the prior fiscal year.
The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount				$ 2,664,314	$ 2,779,468	$ 3,340,627
Non-PEO NEO Average Compensation Actually Paid Amount				$ 7,129,198	1,254,662	2,187,065
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The dollar amounts reported in columns (c) and (e) represent the amount of CAP as computed in accordance with SEC rules. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award. The following table details these adjustments:

Fiscal Year	Executives	SCT (a)	Grant Date Value of New Awards (b)	Year End Value of New Awards (i)	Change in Value of Prior Awards (ii)	Change in Value of Prior Awards Vested (iii)	Value of New Awards Vested (iv)	Changes in Value of Canceled Awards (v)	TOTAL Equity CAP (c)=(i)+(ii) +(iii)+ (iv)+(v)	CAP (d)=(a)- (b)+(c)
2024	PEO1	$5,492,289	($3,242,648)	$9,033,090	$3,861,334	$1,130,932	—	—	$14,025,356	$16,274,997
	Non-PEO NEOs	$2,664,314	($1,849,510)	$4,121,373	$952,100	$105,922	$1,134,999	—	$6,314,393	$7,129,198
2023	PEO1	$10,808,618	($9,117,333)	$2,912,000	—	—	$1,928,000	—	$4,840,000	$6,531,285
	PEO2	$217,351	($149,999)	$71,052	($6,054)	($5,262)	—	—	$59,737	$127,089
	PEO3	—	—	—	—	—	—	—	—	—
	Non-PEO NEOs	$2,779,468	($1,968,000)	$797,917	($523,556)	($104,291)	$273,125	—	$443,194	$1,254,662
2022	PEO1	—	—	—	—	—	—	—	—	—
	PEO2	$217,498	($149,998)	$118,648	($37,106)	($1,561,416)	—	—	($1,479,874)	($1,412,374)
	PEO3	$6,640,611	($3,645,155)	—	—	($4,873,998)	—	($1,109,562)	($5,983,560)	($2,988,104)
	Non-PEO NEOs	$3,340,627	($2,356,798)	$1,446,322	($189,039)	($54,046)	—	—	$1,203,236	$2,187,065

(a)	The dollar amounts reported in the Summary Compensation Table for the applicable year.
(b)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(c)	The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:
(i)	The year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the applicable year.
(ii)
The amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year.

(iii)	For awards granted in prior years that vest in the applicable year, the change in the fair value as of the vesting date from the end of the prior fiscal year.
(iv)	For awards granted in the applicable year that vest in the applicable year, the fair value as of the vesting date.
(v)	For awards that fail to meet the applicable vesting conditions in the applicable year, the fair value of awards at the end of the prior fiscal year.
The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount				$ 46.64	16.14	36.77
Net Income (Loss)				$ (72,500,000)	(133,700,000)	(168,700,000)
PEO Name	Dr. Rothberg	Dr. Rothberg	Mr. DeVivo	Mr. DeVivo			Dr. Fruchterman
Joseph DeVivo [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 5,492,289	10,808,618	0
PEO Actually Paid Compensation Amount				16,274,997	6,531,285	0
Jonathan M. Rothberg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				0	217,351	217,498
PEO Actually Paid Compensation Amount				0	127,089	(1,412,374)
Todd Fruchterman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				0	0	6,640,611
PEO Actually Paid Compensation Amount				0	0	(2,988,104)
PEO | Joseph DeVivo [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(3,242,648)	(9,117,333)	0
PEO | Joseph DeVivo [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				14,025,356	4,840,000	0
PEO | Joseph DeVivo [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				9,033,090	2,912,000	0
PEO | Joseph DeVivo [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,861,334	0	0
PEO | Joseph DeVivo [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	1,928,000	0
PEO | Joseph DeVivo [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,130,932	0	0
PEO | Joseph DeVivo [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Jonathan M. Rothberg [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(149,999)	(149,998)
PEO | Jonathan M. Rothberg [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					59,737	(1,479,874)
PEO | Jonathan M. Rothberg [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					71,052	118,648
PEO | Jonathan M. Rothberg [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(6,054)	(37,106)
PEO | Jonathan M. Rothberg [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
PEO | Jonathan M. Rothberg [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(5,262)	(1,561,416)
PEO | Jonathan M. Rothberg [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
PEO | Todd Fruchterman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	(3,645,155)
PEO | Todd Fruchterman [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	(5,983,560)
PEO | Todd Fruchterman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
PEO | Todd Fruchterman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
PEO | Todd Fruchterman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
PEO | Todd Fruchterman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	(4,873,998)
PEO | Todd Fruchterman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	(1,109,562)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,849,510)	(1,968,000)	(2,356,798)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				6,314,393	443,194	1,203,236
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,121,373	797,917	1,446,322
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				952,100	(523,556)	(189,039)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,134,999	273,125	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				105,922	(104,291)	(54,046)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 0	$ 0	$ 0